united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

James Ash

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 3/31

Date of reporting period: 9/30/15

Item 1. Reports to Stockholders.

Pinnacle Sherman Tactical Allocation Fund

Class A Shares (PTAFX)
Class C Shares (PTCFX)
Class I Shares (PTIFX)

Semi-Annual Report
September 30, 2015

1-888-985-9830
www.pinnacletacticalfunds.com

Distributed by Northern Lights Distributors, LLC
Member FINRA

Dear Shareholders:

We are pleased to present you with the Pinnacle Sherman Tactical Allocation Fund (the Fund) Semi-Annual Report for September 30, 2015.

We want to highlight the change in name and investment strategy within the fund that took place on September 1, 2015. You would have received information about this previously but we wanted to take this opportunity to highlight this information again.

The name was changed to Pinnacle Sherman Tactical Allocation Fund to reflect the change in investment strategy that also took place on September 1, 2015. This decision is significant as it will directly impact, and be responsible for, the Fund’s performance. The Fund’s performance over the past 18 months revealed that our previous investment strategy was not performing as we had hoped. We believe the previous investment strategy is a legitimate long term, tactical allocation strategy and, in all probability, will come back into favor at some point in the future. We’re also acutely aware that if it comes back into favor in the near future, it’s quite possible that sticking with the previous strategy would have produced a higher return for the Fund than the new, current strategy. However, we obviously don’t know when the previous strategy will be back in favor.

We believe the new investment strategy gives us a greater likelihood of achieving the Fund’s investment objective on a more consistent basis. There are several reasons for this belief. First, the new strategy blends together several models (5 at 20% each). Second, these models each use varying signals to determine their allocation. Third, the models themselves are not highly correlated to each other. Fourth, the Fund can still vary between aggressive and conservative allocations. Fifth, the Fund still incorporates varying allocations to many different broad assets, including commodities, as it could in the past.

The models and signals are provided by W.E. Sherman & Co. Bill Sherman is the President of W.E. Sherman & Co., the publisher of The Sherman Sheet. Bill has provided research and quantitative analysis to investment firms and advisors since 1999. As a degreed engineer, Bill’s expertise in computerized analysis and statistical measurements has been the source of numerous innovations in the field of tactical investment management.

Here is a summary of each of the five models:

Bull Calendar Model

•	Bull Bear Indicator (longer term indicator)

•	Bull Status: Invest in Equity Asset Class ETF’s

•	Bear Status: Invest in cash or cash equivalents, except for short periods of time that have historically shown equities have a high probability of profit

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Sector Long Short Model

•	Intermediate Term Indicator (shorter term indicator)

•	Positive Status: Invest in Equity Asset Class ETF’s and Sector Rotation ETF’s

•	Negative Status: Short the S&P 500 (use inverse ETF’s)

Policy Portfolio 5

•	Bull Bear Indicator for each Category

•	Equal Weight: Domestic Equities, International Equities, Real Estate, Resources & Materials

•	Bull Status: Invest in that Asset Class ETF’s

•	Bear Status: Invest Category in Cash

Multi-Sector Bond

•	18 Bond Sectors

•	Quarterly Relative Strength Rankings

•	Invest in the 2nd, 3rd, & 4th Ranked Sectors for the Quarter

Risk Managed Gold

•	Gold Strength Trend Indicator

•	Positive Status: Invest in Gold Based ETF’s

•	Negative Status: Use STAR system (quarterly trend indicator) to determine Equity or Fixed Income investments

As of September 30, 2015, the Fund returned the following (Inception date June 3, 2013):

			Annualized Since
Pinnacle Tactical Allocation Fund Share Class	6 Months	1 Year	Inception
Class A share (PTAFX) – load waived	-8.63%	-7.40%	0.43%
Class I share (PTIFX)	-8.52%	-7.10%	0.69%
Load Adjusted
Class A share (PTAFX)	-13.90%	-12.74%	-2.10%
Class C share (PTCFX)	-8.89%	-8.04%	-0.19%

Past Performance does not guarantee future results. It is not possible to invest directly in an index or category average. The maximum sales charge for Class A Shares is 5.75%. Class A Share investors may be eligible for a reduction in sales charges. *The total annual fund operating expense ratio, gross of any fee waivers or expense reimbursements, is 2.18% for Class A, 2.93% for Class C and 1.93% for Class I. The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Past performance is no guarantee of future results. The Fund’s investment adviser has contractually agreed to reduce its fees and/or absorb expenses of the fund, at least until July 31, 2016, to ensure that the net annual fund operating expenses will not exceed 1.49%, 2.24%, and 1.24% attributable to Class A, C, and I shares respectively, subject to possible recoupment from the Fund in future years. Please review the Fund’s Prospectus for more detail on the expense waiver. For performance information current to the most recent month end, please call toll-free 1-888-985-9830.

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During the same time periods (1 year and annualized since 6/3/13) the Fund’s primary benchmark, the Dow Jones Moderate Portfolio Index®, gained -1.83% and 4.02%; the Morningstar Global Flexible Allocation AW® category average returned -6.57% and 0.68%; the Morningstar Tactical Allocation® category average gained -5.44% and 0.23% respectively.

Domestic equity markets continued to show strong performance compared to other asset classes over the last year as the S&P 500® returned -0.61%. However, international equity markets struggled during the past 12 months as can be seen by the MSCI EAFE Index® losing -8.66% during this time.

While the fund’s performance is in line with our preferred category (Morningstar Global Flexible Allocation AW®) it lagged its primary benchmark index. It seems the past year was more favorable to a static allocation (especially if it was in domestic equities) versus an active, shorter term relative strength allocation.

Definitions/Glossary

Dow Jones Moderate Portfolio Index® – A global benchmark that takes 60% of the risk of the global securities market. It is a total return index that is a time-varying weighted average of stocks, bonds, and cash. The Index is the efficient allocation of stocks, bonds, and cash in a portfolio with 60% of the risk of the Dow Jones Aggressive Portfolio Index. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.

Morningstar Global Flexible Allocation AW® – Asset weighted category average of open end mutual funds, closed end funds, variable annuity underlying funds, and Exchange Traded Funds that Morningstar has classified in their Global Flexible Allocation institutional category. Portfolios from this group offer exposure to all of the major asset classes globally, but do not have a specific target asset allocation, thus they may invest in variable proportions of stocks, bonds or cash. Returns do reflect internal fees and expenses of the funds included in this category but returns do not reflect any sales charges. The category average is not available for direct investment.

Morningstar Tactical Allocation® – Asset weighted category average of US based open end mutual funds that Morningstar has assigned to this category. Tactical Allocation portfolios seek to provide capital appreciation and income by actively shifting allocations between asset classes. These portfolios have material shifts across equity regions, and bond sectors on a frequent basis. Returns do reflect internal fees and expenses of the funds included in this category but returns do not reflect any sales charges. The category average is not available for direct investment.

S&P 500®- The S&P 500 ® Index is a free-fl oat market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. Returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.

The MSCI EAFE Index ® - the MSCI EAFE Index is an equity index which captures large and mid cap representation across developed market countries around the world, excluding the US and Canada. With

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910 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country. The index includes Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the UK.

Past Performance does not guarantee future results.

It is not possible to invest in an index or category average.

4772-NLD-10/28/2015

PINNACLE SHERMAN TACTICAL ALLOCATION FUND
PORTFOLIO REVIEW (Unaudited)
September 30, 2015

The Fund’s performance figures* for the periods ending September 30, 2015, compared to its benchmarks:

			Inception** -
	Six Months	One Year	September 30, 2015
Pinnacle Sherman Tactical Allocation Fund – Class A	(8.63)%	(7.40)%	0.43%
Pinnacle Sherman Tactical Allocation Fund – Class A with load	(13.90)%	(12.74)%	(2.10)%
Pinnacle Sherman Tactical Allocation Fund – Class C	(8.89)%	(8.04)%	(0.19)%
Pinnacle Sherman Tactical Allocation Fund – Class I	(8.52)%	(7.10)%	0.69%
Dow Jones Moderate Portfolio Index	(5.68)%	(1.83)%	4.02%
Morningstar Global Flexible Allocation AW	(7.79)%	(6.57)%	0.68%

*	Performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gain distributions and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses are 3.26% for Class A shares, 4.01% for Class C shares and 3.01% for Class I shares per the July 29, 2015 prospectus. For performance information current to the most recent month-end, please call toll-free 1-888-985-9830.

Dow Jones Moderate Portfolio Index® – A global benchmark that takes 60% of the risk of the global securities market. It is a total return index that is a time-varying weighted average of stocks, bonds, and cash. The Index is the efficient allocation of stocks, bonds, and cash in a portfolio with 60% of the risk of the Dow Jones Aggressive Portfolio Index. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.

Morningstar Global Flexible Allocation AW® – Asset weighted category average of open end mutual funds, closed end funds, variable annuity underlying funds, and Exchange Traded Funds that Morningstar has classified in their Global Flexible Allocation institutional category. Portfolios from this group offer exposure to all of the major asset classes globally, but do not have a specific target asset allocation, thus they may invest in variable proportions of stocks, bonds or cash. Returns do reflect internal fees and expenses of the funds included in this category but returns do not reflect any sales charges. The category average is not available for direct investment.

**	Inception date is June 3, 2013.

PINNACLE SHERMAN TACTICAL ALLOCATION FUND
PORTFOLIO REVIEW (Unaudited) (Continued)
September 30, 2015

The Fund’s top asset classes as of September 30, 2015, are as follows:

Asset Class	% of Net Assets
Equity Funds	50.0%
Debt Funds	20.5%
Short-Term Investment	29.7%
Liabilities in Excess of Other Assets	(0.2)%
100.0%

Please refer to the Portfolio of Investments in this Semi-Annual Report for a detailed analysis of the Fund’s holdings.

Pinnacle Sherman Tactical Allocation Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2015

Shares		Value
	EXCHANGE TRADED FUNDS - 70.5%
	DEBT FUND - 20.5%
7,235	iShares 1-3 Year Treasury Bond ETF	$614,903
12,315	iShares Floating Rate Bond ETF	621,292
6,165	PIMCO Enhanced Short Maturity Active ETF	621,124
		1,857,319
	EQUITY FUNDS - 50.0%
9,900	First Trust Developed Markets ex-US AlphaDEX Fund	443,718
17,850	First Trust Large Cap Core AlphaDEX Fund	746,487
13,075	First Trust Large Cap Growth AlphaDEX Fund	597,396
15,450	First Trust Mid Cap Core AlphaDEX Fund	742,990
21,350	First Trust Mid Cap Growth AlphaDEX Fund	600,362
30,500	First Trust S&P REIT Index Fund	637,145
3,375	First Trust Small Cap Core AlphaDEX Fund	147,589
20,550	First Trust Small Cap Growth AlphaDEX Fund	599,649
		4,515,336

	TOTAL EXCHANGE TRADED FUNDS (Cost $6,381,382)	6,372,655

	SHORT-TERM INVESTMENT - 29.7%
	MONEY MARKET FUND - 29.7%
2,679,700	Fidelity Institutional Money Market Funds-
	Money Market Portfolio, to yield 0.11% + (Cost $2,679,700)	2,679,700

	TOTAL INVESTMENTS - 100.2% (Cost $9,061,082) (a)	$9,052,355
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%	(20,875)
	NET ASSETS - 100.0%	$9,031,480

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $9,095,067 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$27,321
Unrealized Depreciation:	(70,033)
Net Unrealized Depreciation:	$(42,712)

+	Money market fund; interest rate reflects seven-day effective yield on September 30, 2015.

See accompanying notes to financial statements.

PINNACLE SHERMAN TACTICAL ALLOCATION FUND
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2015

ASSETS
Investment in securities at value (identified cost $9,061,082)	$9,052,355
Cash	3,296
Receivable due from Adviser	8,219
Dividends and interest receivable	482
Prepaid expenses and other assets	1,758
TOTAL ASSETS	9,066,110

LIABILITIES
Payable for Fund shares repurchased	25,797
Distribution (12b-1) fees payable	1,542
Accrued expenses and other liabilities	7,291
TOTAL LIABILITIES	34,630
NET ASSETS	$9,031,480

Net Assets Consist Of:
Paid in capital	$9,597,529
Accumulated net investment income	12,994
Accumulated net realized gain from security transactions	(570,316)
Net unrealized appreciation on investments	(8,727)
NET ASSETS	$9,031,480

Net Asset Value Per Share:
Class A Shares:
Net Assets	$4,915,943
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	498,987
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share (a)	$9.85
Maximum offering price per share (maximum sales charge of 5.75%)	$10.45

Class C Shares:
Net Assets	$633,099
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	65,033
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$9.74

Class I Shares:
Net Assets	$3,482,438
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	352,523
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$9.88

(a)	On investments of $1 million or more, the maximum sales charge will not apply. Instead, the investment may be subject to a 1.00% contingent deferred sales charge.

See accompanying notes to financial statements.

PINNACLE SHERMAN TACTICAL ALLOCATION FUND
STATEMENT OF OPERATIONS
For the Six Months Ended September 30, 2015

INVESTMENT INCOME
Dividends	$81,527
Interest	878
TOTAL INVESTMENT INCOME	82,405

EXPENSES
Investment advisory fees	49,048
Distribution (12b-1) fees:
Class A	6,595
Class C	3,430
Administrative services fees	15,498
Transfer agent fees	15,041
Accounting services fees	13,037
Audit fees	7,521
Compliance officer fees	7,521
Trustees fees and expenses	7,020
Printing and postage expenses	4,613
Registration fees	4,513
Legal fees	4,262
Custodian fees	2,509
Other expenses	1,003
TOTAL EXPENSES	141,611

Less: Fees waived and expenses reimbursed by the Adviser	(70,831)

NET EXPENSES	70,780
NET INVESTMENT INCOME	11,625

REALIZED AND UNREALIZED GAIN(LOSS) ON INVESTMENTS

Net realized gain (loss) from security transactions	(708,112)
Net change in unrealized appreciation (depreciation) on investments	(161,179)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(869,291)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(857,666)

See accompanying notes to financial statements.

PINNACLE SHERMAN TACTICAL ALLOCATION FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended	Year Ended
	September 30, 2015	March 31,
	(Unaudited)	2015
FROM OPERATIONS
Net investment income	$11,625	$31,803
Net realized gain (loss) from security transactions	(708,112)	181,404
Net change in unrealized appreciation (depreciation) on investments	(161,179)	(126,342)
Net increase (decrease) in net assets resulting from operations	(857,666)	86,865
DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains:
Class A	—	(61,885)
Class C	—	(18,230)
Class I	—	(43,067)
From net investment income:
Class A	—	(12,634)
Class I	—	(16,762)
Net decrease in net assets resulting from distributions to shareholders	—	(152,578)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	105,959	1,738,531
Class C	79,560	690,976
Class I	2,800	529,400
Net asset value of shares issued in reinvestment of distributions:
Class A	—	73,879
Class C	—	18,230
Class I	—	59,828
Redemption fee proceeds:
Class A	—	179
Class C	—	83
Class I	—	150
Payments for shares redeemed:
Class A	(136,148)	(522,437)
Class C	(94,343)	(3,040,017)
Class I	(192,099)	(1,026,104)
Net decrease in net assets resulting from shares of beneficial interest	(234,271)	(1,477,302)

TOTAL DECREASE IN NET ASSETS	(1,091,937)	(1,543,015)

NET ASSETS
Beginning of Period	10,123,417	11,666,432
End of Period *	$9,031,480	$10,123,417
* Includes accumulated net investment income of:	$12,994	$1,369

See accompanying notes to financial statements.

PINNACLE SHERMAN TACTICAL ALLOCATION FUND
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Six Months Ended	Year Ended
	September 30, 2015	March 31,
	(Unaudited)	2015
SHARE ACTIVITY
Class A:
Shares Sold	9,743	159,455
Shares Reinvested	—	6,841
Shares Redeemed	(12,660)	(48,640)
Net increase (decrease) in shares of beneficial interest outstanding	(2,917)	117,656

Class C:
Shares Sold	7,453	64,479
Shares Reinvested	—	1,699
Shares Redeemed	(8,871)	(284,301)
Net decrease in shares of beneficial interest outstanding	(1,418)	(218,123)

Class I:
Shares Sold	265	48,929
Shares Reinvested	—	5,535
Shares Redeemed	(18,413)	(94,486)
Net decrease in shares of beneficial interest outstanding	(18,148)	(40,022)

See accompanying notes to financial statements.

PINNACLE SHERMAN TACTICAL ALLOCATION FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout The Period

	Six Months Ended
	September 30, 2015		Year Ended	Period Ended
Class A	(Unaudited)		March 31, 2015	March 31, 2014 (1)
Net asset value, beginning of period	$10.78		$10.81	$10.00
Activity from investment operations:
Net investment income (loss) (2)	0.01		0.04	(0.02)
Net realized and unrealized gain (loss) on investments	(0.94)		0.08	0.96
Total from investment operations	(0.93)		0.12	0.94

Less distributions from:
Net investment income	—		(0.03)	(0.01)
Net realized gains	—		(0.12)	(0.12)
Total distributions	—		(0.15)	(0.13)
Paid-in-Capital From Redemption Fees	—		0.00 (8)	—
Net asset value, end of period	$9.85		$10.78	$10.81
Total return (3)	(8.63	)% (7)	1.06%	9.37	% (7)
Net assets, at end of period (000s)	$4,916		$5,411	$4,154
Ratio of gross expenses to average net assets (4)(6)	2.93	% (5)	2.71%	4.36	% (5)
Ratio of net expenses to average net assets (6)	1.49	% (5)	1.49%	1.49	% (5)
Ratio of net investment income (loss) to average net assets (6)	0.19	% (5)	0.34%	(0.21	)% (5)
Portfolio Turnover Rate	314	% (7)	704%	372	% (7)

(1)	The Pinnacle Sherman Tactical Allocation Fund’s Class A shares commenced operations on June 3, 2013.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Had the Adviser not waived a portion of its expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(5)	Annualized.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Not annualized.

(8)	Amount represents less than $0.01 per share.

See accompanying notes to financial statements.

PINNACLE SHERMAN TACTICAL ALLOCATION FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout The Period

	Six Months Ended
	September 30, 2015		Year Ended	Period Ended
Class C	(Unaudited)		March 31, 2015	March 31, 2014 (1)
Net asset value, beginning of period	$10.69		$10.78	$10.00
Activity from investment operations:
Net investment loss (2)	(0.03)		(0.05)	(0.07)
Net realized and unrealized gain (loss) on investments	(0.92)		0.08	0.97
Total from investment operations	(0.95)		0.03	0.90

Less distributions from:
Net investment income	—		—	—
Net realized gains	—		(0.12)	(0.12)
Total distributions	—		(0.12)	(0.12)
Paid-in-Capital From Redemption Fees	—		0.00 (8)	—
Net asset value, end of period	$9.74		$10.69	$10.78
Total return (3)	(8.89	)% (7)	0.28%	8.97	% (7)
Net assets, at end of period (000s)	$633		$711	$3,068
Ratio of gross expenses to average net assets (4)(6)	3.68	% (5)	3.46%	5.11	% (5)
Ratio of net expenses to average net assets (6)	2.24	% (5)	2.24%	2.24	% (5)
Ratio of net investment loss to average net assets (6)	(0.59	)% (5)	(0.43)%	(0.83	)% (5)
Portfolio Turnover Rate	314	% (7)	704%	372	% (7)

(1)	The Pinnacle Sherman Tactical Allocation Fund’s Class C shares commenced operations on June 3, 2013.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Had the Adviser not waived a portion of its expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(5)	Annualized.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Not annualized.

(8)	Amount represents less than $0.01 per share.

See accompanying notes to financial statements.

PINNACLE SHERMAN TACTICAL ALLOCATION FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout The Period

	Six Months Ended
	September 30, 2015		Year Ended	Period Ended
Class I	(Unaudited)		March 31, 2015	March 31, 2014 (1)
Net asset value, beginning of period	$10.80		$10.82	$10.00
Activity from investment operations:
Net investment income (2)	0.02		0.06	0.01
Net realized and unrealized gain (loss) on investments	(0.94)		0.09	0.95
Total from investment operations	(0.92)		0.15	0.96

Less distributions from:
Net investment income	—		(0.05)	(0.02)
Net realized gains	—		(0.12)	(0.12)
Total distributions	—		(0.17)	(0.14)
Paid-in-Capital From Redemption Fees	—		0.00 (8)	—
Net asset value, end of period	$9.88		$10.80	$10.82
Total return (3)	(8.52	)% (7)	1.36%	9.58	% (7)
Net assets, at end of period (000s)	$3,482		$4,002	$4,444
Ratio of gross expenses to average net assets (4)(6)	2.68	% (5)	2.46%	4.11	% (5)
Ratio of net expenses to average net assets (6)	1.24	% (5)	1.24%	1.24	% (5)
Ratio of net investment income to average net assets (6)	0.45	% (5)	0.57%	0.10	% (5)
Portfolio Turnover Rate	314	% (7)	704%	372	% (7)

(1)	The Pinnacle Sherman Tactical Allocation Fund’s Class I shares commenced operations on June 3, 2013.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Had the Adviser not waived a portion of its expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(5)	Annualized.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Not annualized.

(8)	Amount represents less than $0.01 per share.

See accompanying notes to financial statements.

PINNACLE SHERMAN TACTICAL ALLOCATION FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited)
September 30, 2015

1.	ORGANIZATION

The Pinnacle Sherman Tactical Allocation Fund (formerly Pinnacle Tactical Allocation Fund) (the “Fund”), is a diversified series of shares of beneficial interest of the Northern Lights Fund Trust III (the “Trust”), a Delaware statutory trust organized on December 5, 2011 under the laws of the state of Delaware. The Fund is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as an open-end management investment company. The investment objective of the Fund is to seek high total return with reasonable risk. The Fund commenced operations on June 3, 2013.

The Fund currently offers Class A, Class C and Class I shares. Class C and Class I shares are offered at net asset value. Class A shares are offered at net asset value plus a maximum sales charge of 5.75%. Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Investments in open-end investment companies are valued at net asset value. Options contracts listed for trading on a securities exchange or board of trade (whether domestic or foreign) for which market quotations are readily available shall be valued at the mean price between the current bid and asked price. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Valuation of Underlying Funds – The Fund may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Underlying open-end investment companies are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by

PINNACLE SHERMAN TACTICAL ALLOCATION FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
September 30, 2015

the methods established by the Board of Trustees of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Trust’s Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The team may also enlist third party consultants such as an audit firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair valuation team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect

PINNACLE SHERMAN TACTICAL ALLOCATION FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
September 30, 2015

to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of September 30, 2015 for the Fund’s assets measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$6,372,655	$—	$—	$6,372,655
Short-Term Investment	2,679,700	—	—	2,679,700
Total	$9,052,355	$—	$—	$9,052,355

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to

PINNACLE SHERMAN TACTICAL ALLOCATION FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
September 30, 2015

record transfers into or out of Level 1 and Level 2 at the end of the reporting period.

The Fund did not hold any Level 2 or Level 3 securities during the period.

The Fund did not hold any derivatives during the period.

Security Transactions and Related Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Any such reclassifications will have no effect on net assets, results from operations, or net asset value per share of the Fund. Dividends and distributions to shareholders are recorded on ex-dividend date.

Federal Income Taxes – The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for Federal income tax is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Fund’s 2014 and 2015 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that Fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as

PINNACLE SHERMAN TACTICAL ALLOCATION FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
September 30, 2015

deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the six months ended September 30, 2015, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, amounted to $24,671,889 and $25,588,236 respectively.

4.	INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH AFFILIATES

Pinnacle Family Advisors, LLC serves as the Fund’s Investment Adviser (the “Adviser”).

Pursuant to an Advisory Agreement with the Fund, the Adviser, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Fund pays the Adviser a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of the Fund’s average daily net assets.

Pursuant to a written contract (the “Waiver Agreement”), the Adviser has agreed, at least until July 31, 2015, to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary so that the total expenses incurred by the Fund (excluding front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs such as interest and dividend expenses on securities sold short, taxes, or extraordinary expenses, such as litigation, not incurred in the ordinary course of the Fund’s business) do not exceed 1.49% per annum of Class A average daily net assets, 2.24% per annum for Class C average daily net assets, and 1.24% per annum for Class I average daily net assets.

If the Adviser waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Fund’s Operating Expenses attributable to Class A, Class C and Class I shares are subsequently less than 1.49%, 2.24% and 1.24% of average daily net assets, respectively, the Adviser shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund’s expenses to exceed 1.49%, 2.24% and 1.24% of average daily net assets for Class A, Class C and Class I, respectively. If the Operating Expenses attributable to the Class A, Class C and Class I shares subsequently exceed 1.49%, 2.24% and 1.24% per annum of the Fund’s average daily net assets, the reimbursements shall be suspended. The Adviser may seek

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
September 30, 2015

recoupment only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time. For the six months ended September 30, 2015 the Fund waived $70,831 in advisory fees.

The following amount is subject to recapture by the Fund until the following date:

3/31/2017	3/31/2018
$136,303	$143,733

Distributor – The Trust, on behalf of the Fund, has adopted the Trust’s Master Distribution and Shareholder Servicing Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 0.25% and 1.00% of the average daily net assets attributable to Class A shares and Class C shares, respectively, and is paid to Northern Lights Distributors, LLC (the “Distributor”), to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts, not otherwise required to be provided by the Advisor. Pursuant to the Plan, $6,595 in distribution fees for Class A shares and $3,430 in distribution fees for Class C shares were incurred during the six months ended September 30, 2015.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. On sales of Class A for the six months ended September 30, 2015, the Distributor received $270 from front-end sales charge of which $35 was retained by the principal underwriter or other affiliated broker-dealers.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Gemini Fund Services, LLC (“GFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. A Trustee and certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives fees from the Fund.

Blu Giant LLC (“Blu Giant”) – Blu Giant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives fees from the Fund.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
September 30, 2015

5.	UNDERLYING INVESTMENT IN MONEY MARKET FUND

The Fund currently invests a portion of its assets in the Fidelity Institutional Money Market Funds – Money Market Portfolio (the “Fidelity Money Market”). The Fund may redeem its investment in Fidelity Money Market at any time if the Adviser determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of the Fund may be directly affected by the performance of Fidelity Money Market. The financial statements of Fidelity Money Market, including the portfolio of investments, can be found at the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of September 30, 2015, the percentage of the Fund’s net assets invested in the Fidelity Money Market was 29.7%.

6.	DISTRIBUTION TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the following periods was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	March 31, 2015	March 31, 2014
Ordinary Income	$152,578	$92,666
Long-Term Capital Gain	—	—
Return of Capital	—	—
	$152,578	$92,666

As of March 31, 2015, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Capital Loss	Other	Post October Loss	Unrealized	Total
Ordinary	Long-Term	Carry	Book/Tax	and	Appreciation/	Accumulated
Income	Gains	Forwards	Differences	Late Year Loss	(Depreciation)	Earnings/(Deficits)
$173,150	$—	$—	$—	$—	$118,467	$291,617

The difference between book basis and tax basis unrealized appreciation and accumulated net realized gains from security transactions is primarily attributable to the tax deferral of losses on wash sales.

Permanent book and tax differences, primarily attributable to the tax adjustments for partnerships, resulted in reclassification for the period ended March 31, 2015 as follows:

Paid	Undistributed	Accumulated
In	Net Investment	Net Realized
Capital	Income (Loss)	Gains (Loss)
$—	$(1,038)	$1,038

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
September 30, 2015

7.	NEW ACCOUNTING PRONOUNCEMENTS

In May 2015, the FASB issued Accounting Standards Update (“ASU”) No. 2015-07 “Disclosure for Investments in Certain Entities that Calculate Net Asset Value per Share (or Its Equivalent)”. The amendments in ASU No. 2015-07 remove the requirement to categorize within the fair value hierarchy investments measured using the NAV practical expedient. The ASU also removes certain disclosure requirements for investments that qualify, but do not utilize, the NAV practical expedient. The amendments in the ASU are effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. Management is currently evaluating the impact these changes will have on the Funds’ financial statements and related disclosures.

8.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

PINNACLE SHERMAN TACTICAL ALLOCATION FUND
EXPENSE EXAMPLES (Unaudited)
September 30, 2015

As a shareholder of the Pinnacle Sherman Tactical Allocation Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class A shares; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Pinnacle Tactical Allocation Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2015 through September 30, 2015.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period**
Actual	4/1/15	9/30/15	4/1/15 – 9/30/15	4/1/15 – 9/30/15
Class A	$1,000.00	$913.70	$7.12	1.49%
Class C	1,000.00	911.10	10.68	2.24
Class I	1,000.00	914.80	5.93	1.24

	Beginning	Ending	Expenses Paid	Expense Ratio
Hypothetical	Account Value	Account Value	During Period*	During Period**
(5% return before expenses)	4/1/15	9/30/15	4/1/15 – 9/30/15	4/1/15 – 9/30/15
Class A	$1,000.00	$1,017.56	$7.51	1.49%
Class C	1,000.00	1,013.82	11.26	2.24
Class I	1,000.00	1,018.81	6.25	1.24

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (183) divided by the number of days in the fiscal year (366).

**	Annualized.

PINNACLE SHERMAN TACTICAL ALLOCATION FUND
SUPPLEMENTAL INFORMATION (Unaudited)
September 30, 2015

Renewal of Advisory Agreement – Pinnacle Sherman Tactical Allocation Fund

In connection with a meeting held on May 27-28, 2015, the Board of Trustees (the “Board” or the “Trustees”) of the Northern Lights Fund Trust III (the “Trust”), including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as revised, discussed the renewal of the investment advisory agreement (the “Advisory Agreement”) between Pinnacle Family Advisors, LLC (“PFA”), and the Trust, with respect to the Pinnacle Sherman Tactical Allocation Fund (“Pinnacle” or the “Fund”). In considering the renewal of the Advisory Agreement, the Trustees received materials specifically relating to Pinnacle, PFA and the Advisory Agreement.

The Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor. The Trustees conclusions were based on an evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching conclusions with respect to the Advisory Agreement.

Nature, Extent & Quality of Service. The Board noted that PFA was established in 2007 and has approximately $120 million in assets under management. The Board took notice of the key personnel of PFA each have more than 10 years of experience in financial services, and prior to forming PFA worked for prestigious financial institutions where they focused on retirement plans for small to mid-size corporate clients. The Board noted that in coordinating the investment decisions of Pinnacle, PFA provides ongoing research and analysis of major asset class ETF’s in equity, fixed income and commodities that are screened for performance and volatility in support of a systematic and tactical investment process and rebalanced accordingly. The Board noted that PFA’s initial distribution efforts were not successful, but have accordingly changed tactics and appear to have a strong strategy to grow the Fund. In addition, the Trustees noted that this change of distribution strategy and a related infusion of capital also alleviated concern regarding PFA’s financial status, but that they would monitor the situation accordingly. The Board acknowledged that PFA had reported no material compliance or litigation issues since the last advisory contract approval, and are waiting for the results of a routine SEC examination from late 2013. The Board concluded that PFA should continue to provide a high level of quality service to the Fund and its shareholders.

Performance. The Board reviewed the performance of the Fund, noting that the Fund outperformed its peer group for both the one year and since inception periods (June 2013). The Board observed that the Fund had significantly underperformed its Morningstar category, the US OE Mid Cap Growth category, for both the one year and since inception periods, and acknowledged PFA’s belief that this category is not fully appropriate for the Fund because funds in this category are generally continuously invested in equities, unlike the Fund. When compared against the category selected by PFA, the Morningstar Global Flexible Allocation AW category, the Board noted that the Fund’s returns were generally consistent with this category during each period. Although past performance is not indicative of future results, the Board

PINNACLE SHERMAN TACTICAL ALLOCATION FUND
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
September 30, 2015

agreed that the Fund’s performance has been acceptable in light of its strategy and as compared to its peers, and concluded that PFA is capable of continuing to provide reasonable performance for the benefit of Pinnacle and its shareholders.

Fees & Expenses. The Board noted that PFA’s advisory fee of 1.00% was equal to the peer group average, and greater than both the Fund’s Morningstar category average and the average for PFA’s selected category, but within the range presented of each. The Board also noted that the Fund’s expense ratio is also higher than both the peer group and both Morningstar category averages, but within the range presented of each. The Board acknowledged that some of the funds in the selected peer group and Morningstar category were part of large fund complexes that benefit from economies of scale. The Board further recognized that the Fund is actively managed and its fees were similar to its peers of similar size. Given these considerations, the Trustees concluded that the advisory fee was not unreasonable.

Economies of Scale. The Board discussed the size of the Fund and its prospects for growth, concluding that it had not yet achieved meaningful economies justifying breakpoints. However, a representative of PFA agreed that, as Pinnacle grows and PFA achieves economies of scale, PFA would be willing to discuss the implementation of breakpoints at that time. The Board agreed to monitor and address the issue at the appropriate time.

Profitability. The Trustees reviewed the profitability analysis in connection with the operation of the Fund provided by PFA. They noted PFA has not realized profit from its relationship with the Fund because it was reimbursing expenses under an expense limitation agreement. After discussion, the Trustees concluded the level of profit realized by PFA in connection with its relationship with the Fund was not excessive.

Conclusion. Having requested and received such information from PFA as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreement and as assisted by the advice of independent counsel, the Board, made up entirely of Independent Trustees, concluded that the advisory fee structure was reasonable and that renewal of the Advisory Agreement was in the best interests of the Trust and the shareholders of Pinnacle.

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST III

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST III DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

¡         Social Security number and income

¡         assets, account transfers and transaction history

¡         investment experience and risk tolerance

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust III chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Northern Lights Fund Trust III share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	YES	NO
For our marketing purposes – to offer our products and services to you	NO	We don’t share
For joint marketing with other financial companies	NO	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	NO	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	NO	We don’t share
For our affiliates to market to you	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

Questions?	Call 1-888-339-4230

What we do
How does Northern Lights Fund Trust III protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust III collect my personal information?

We collect your personal information, for example, when you

¡        open an account or give us contact information

¡        provide account information or give us your income information

¡        make deposits or withdrawals from your account

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

¡        sharing for affiliates’ everyday business purposes—information about your creditworthiness

¡        affiliates from using your information to market to you

¡        sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ¡ Northern Lights Fund Trust III does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ¡ Northern Lights Fund Trust III does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ¡ Northern Lights Fund Trust III doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12 month period ended June 30 as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-888-985-9830 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-888-985-9830.

INVESTMENT ADVISER
Pinnacle Family Advisors, LLC
4200 S. Quail Creek Ave., Suite A
Springfield, MO 65810

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, New York 11788

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a) Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics filed herewith.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b) Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust III

By (Signature and Title)

/s/ James Ash

James Ash, Principal Executive Officer/President

Date 12/10/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ James Ash

James Ash, Principal Executive Officer/President

Date 12/10/15

By (Signature and Title)

/s/ Brian Curley

Brian Curley, Principal Financial Officer/Treasurer

Date 12/10/15